Document And Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	HMLP
Entity Common Stock, Shares Outstanding	19,953,257
Series A Preferred Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,388,026